Pay vs Performance Disclosure - USD ($)	12 Months Ended					21 Months Ended	39 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company. The following table shows the total compensation for our Named Executive Officers for the past five fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid,” or “CAP”, to our CEO (also referred to as the principal executive officer or “PEO”) and, on an average basis, our non-PEO Named Executive Officers (in each case, as determined under SEC rules), our Total Unitholder Return (“TUR”), and the Total Shareholder Return (“TSR”) of our industry peer group over the same period, and our net income.

Pay Versus Performance Table (1)

Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (2)(3)		Compensation Actually Paid to PEO (4)		Average Summary Compensation Table Total for Non-PEO Named Executive Officers (5)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (4)	Total Unitholder Return	Peer Group Total Shareholder Return (6)(7)	XOP Index (6)	Net Income
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2025	-	$ 1,633,680	-	$ 1,382,540	$ 818,680	$ 709,687	$ 354	$ 406	$ 216	$ 57,352,000
2024	-	$ 1,759,072	-	$ 1,762,347	$ 866,741	$ 868,913	$ 477	$ 445	$ 226	$ 92,449,000
2023	$ 115,200	$ 1,591,010	$ 115,200	$ 1,602,354	$ 808,103	$ 813,325	$ 409	$ 319	$ 234	$114,117,000
2022	$ 115,200	$ 927,277	$ 115,200	$ 927,277	$ 853,172	$ 853,172	$ 342	$ 305	$ 232	$130,607,000
2021	$ 115,200	-	$ 115,200	-	$ 603,680	$ 603,680	$ 199	$ 183	$ 164	$ 70,174,000

Because we did not use any financial or non-financial performance measures to link executive compensation actually paid to company performance, we have not included a tabular list of the most important performance measures in accordance with Item 402(v)(6) of Regulation S-K.

Narrative Disclosure to Pay vs. Performance Table:

(1)	We did not use any financial performance measures to link executive compensation actually paid to company performance. Accordingly, we have not included a Company-Selected Measure in the pay versus performance tabular disclosure below.
(2)	The dollar amounts reported in column (b) are the amounts of total compensation reported for William Casey McManemin who served as Chief Executive Officer of the Partnership until his resignation from such position, effective October 1, 2022.
(3)	The dollar amounts reported in column (c) are the annual amounts of total compensation reported for Bradley J. Ehrman who has served as the Chief Executive Officer of the Partnership since his appointment to such position, effective October 1, 2022.
(4)	The dollar amounts reported represent the amount of CAP to the applicable Named Executive Officer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, no adjustments were made to total compensation, as reported in the Summary Compensation Table, for 2021 through 2022 to determine the compensation actually paid because our Named Executive Officers were either granted common units that were fully vested as of the date of grant or, in the case of Mr. McManemin, did not receive any unit awards. However, in 2023-2025, Mr. Ehrman and Ms. Moriyama were granted notional units that vest, subject to the NEO’s continued employment, as follows: 33.3% on the first anniversary of the grant date, 33.3% on the second anniversary of the grant date and 33.4% on the third anniversary of the grant date. Accordingly, adjustments were made to the total compensation, as reported in the Summary Compensation Table, for 2023-2025 to determine the CAP to Mr. Ehrman and Ms. Moriyama, as detailed in the table below.
(5)	Non-PEO Named Executive Officers total in columns (f) and (g) include the total compensation for Leslie Moriyama and Casey McManemin for 2025, 2024, 2023 and 2022 and Leslie Moriyama and Bradley Ehrman for 2021.
(6)	For 2025, we have changed from the self-selected industry peer group in column (i) to the SPDR S&P Oil & Gas Exploration & Production ETF (“XOP”) in column (j) for comparison of cumulative total shareholder return to the cumulative total unitholder return on our common units in column (h). Due to consolidation within our industry, for 2025 the industry peer group we selected is comprised of the following companies: Black Stone Minerals, L.P., Viper Energy, Inc., and Kimbell Royalty Partners, L.P. Over time, consolidation within the minerals and royalties industry has resulted in a smaller, less stable set of entities, and we believe the XOP index provides a broader and more consistent benchmark for comparison. This change is consistent with the peer group used in our performance graph in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025. Peer group total shareholder return values for all years in column (i) above have been recalculated using the peer group selected for 2025.
(7)	Total Unitholder Return and Peer Group Total Shareholder Return values assume a $100 investment on December 31, 2020. In the prior year’s pay versus performance disclosure, these values were calculated assuming a $100 investment on December 31, 2019. As a result, values for overlapping years (2021–2024) have been recalculated using the updated measurement period and are not directly comparable to the values disclosed in our 2025 proxy statement.

Changed Peer Group, Footnote	For 2025, we have changed from the self-selected industry peer group in column (i) to the SPDR S&P Oil & Gas Exploration & Production ETF (“XOP”) in column (j) for comparison of cumulative total shareholder return to the cumulative total unitholder return on our common units in column (h). Due to consolidation within our industry, for 2025 the industry peer group we selected is comprised of the following companies: Black Stone Minerals, L.P., Viper Energy, Inc., and Kimbell Royalty Partners, L.P. Over time, consolidation within the minerals and royalties industry has resulted in a smaller, less stable set of entities, and we believe the XOP index provides a broader and more consistent benchmark for comparison. This change is consistent with the peer group used in our performance graph in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025. Peer group total shareholder return values for all years in column (i) above have been recalculated using the peer group selected for 2025.
Adjustment To PEO Compensation, Footnote
Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested ($)	Add Amount Equal to Fair Value as of the Vesting Date for Awards Granted and Vested in Covered Fiscal Year ($)	Add Amount Equal to Change as of the End of Fiscal Year from End of Prior Fiscal Year in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested Equity Awards ($)	Add Amount Equal to Change as of the Vesting Date from the End of Prior Fiscal Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract Fair Value as of the End of the Prior Year of any Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)	CAP ($)
2025	PEO (2)	1,633,680	778,680	402,480	389,340	(157,376)	(106,905)	-	(251,140)	1,382,540
	Non-PEO NEOs	818,680	346,080	178,880	173,040	(67,921)	(46,913)	-	(108,993)	709,687
2024	PEO (2)	1,759,072	993,072	480,952	496,536	14,180	4,680	-	3,275	1,762,347
	Non-PEO NEOs	866,741	414,641	200,813	207,321	6,526	2,154	-	2,172	868,913
2023	PEO (2)	1,591,010	880,010	451,349	440,005	-	-	-	11,344	1,602,354
	Non-PEO NEOs	808,103	405,003	207,723	202,502	-	-	-	5,222	813,325
2022	PEO (1)	115,200	-	-	-	-	-	-	-	115,200
	PEO (2)	927,277	400,010	-	400,010	-	-	-	-	927,277
	Non-PEO NEOs	853,172	750,015	-	750,015	-	-	-	-	853,172
2021	PEO (1)	115,200	-	-	-	-	-	-	-	115,200
	Non-PEO NEOs	603,680	396,360	-	396,360	-	-	-	-	603,680

(1)	William Casey McManemin served as Chief Executive Officer of the Partnership until his resignation from such position, effective October 1, 2022.

(2)	Bradley J. Ehrman served as the Partnership’s Chief Operating Officer from 2015 to 2022. Mr. Ehrman currently serves as the Chief Executive Officer of the Partnership since his appointment to such position, effective October 1, 2022.

Non-PEO NEO Average Total Compensation Amount	$ 818,680	$ 866,741	$ 808,103	$ 853,172	$ 603,680
Non-PEO NEO Average Compensation Actually Paid Amount	$ 709,687	868,913	813,325	853,172	603,680
Adjustment to Non-PEO NEO Compensation Footnote
Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested ($)	Add Amount Equal to Fair Value as of the Vesting Date for Awards Granted and Vested in Covered Fiscal Year ($)	Add Amount Equal to Change as of the End of Fiscal Year from End of Prior Fiscal Year in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested Equity Awards ($)	Add Amount Equal to Change as of the Vesting Date from the End of Prior Fiscal Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract Fair Value as of the End of the Prior Year of any Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)	CAP ($)
2025	PEO (2)	1,633,680	778,680	402,480	389,340	(157,376)	(106,905)	-	(251,140)	1,382,540
	Non-PEO NEOs	818,680	346,080	178,880	173,040	(67,921)	(46,913)	-	(108,993)	709,687
2024	PEO (2)	1,759,072	993,072	480,952	496,536	14,180	4,680	-	3,275	1,762,347
	Non-PEO NEOs	866,741	414,641	200,813	207,321	6,526	2,154	-	2,172	868,913
2023	PEO (2)	1,591,010	880,010	451,349	440,005	-	-	-	11,344	1,602,354
	Non-PEO NEOs	808,103	405,003	207,723	202,502	-	-	-	5,222	813,325
2022	PEO (1)	115,200	-	-	-	-	-	-	-	115,200
	PEO (2)	927,277	400,010	-	400,010	-	-	-	-	927,277
	Non-PEO NEOs	853,172	750,015	-	750,015	-	-	-	-	853,172
2021	PEO (1)	115,200	-	-	-	-	-	-	-	115,200
	Non-PEO NEOs	603,680	396,360	-	396,360	-	-	-	-	603,680

(1)	William Casey McManemin served as Chief Executive Officer of the Partnership until his resignation from such position, effective October 1, 2022.

(2)	Bradley J. Ehrman served as the Partnership’s Chief Operating Officer from 2015 to 2022. Mr. Ehrman currently serves as the Chief Executive Officer of the Partnership since his appointment to such position, effective October 1, 2022.

Compensation Actually Paid vs. Total Shareholder Return

CAP AND TOTAL UNITHOLDER RETURN

The following graph illustrates the relationship between the CAP to our PEO and the average CAP to our non-PEO NEOs and both (i) the Partnership’s cumulative total unitholder return on our common units and (ii) the Partnership’s cumulative return of an industry peer group selected by us. The industry peer group index used for comparison is the SPDR S&P Oil & Gas Exploration & Production ETF (“XOP”). See “Pay Versus Performance” above for an explanation of the change from the prior year’s self-selected peer group. Prior to 2025, the peer group we selected was comprised of the following companies: Black Stone Minerals, L.P., Viper Energy, Inc., and Kimbell Royalty Partners, L.P. Cumulative total returns presented below assume a $100 investment on December 31, 2020. Distributions or dividends reinvested has been assumed on the payment date.

(1)	William Casey McManemin served as Chief Executive Officer of the Partnership until his resignation from such position, effective October 1, 2022.

(2)	Bradley J. Ehrman served as the Partnership’s Chief Operating Officer from 2015 to 2022. Mr. Ehrman currently serves as the Chief Executive Officer of the Partnership since his appointment to such position, effective October 1, 2022.

Compensation Actually Paid vs. Net Income

CAP VERSUS NET INCOME

The following graph illustrates the relationship between the CAP to our PEO and the average CAP to our non-PEO NEOs and the net income of the Partnership for each year presented below.

(1)	William Casey McManemin served as Chief Executive Officer of the Partnership until his resignation from such position, effective October 1, 2022.

(2)	Bradley J. Ehrman served as the Partnership’s Chief Operating Officer from 2015 to 2022. Mr. Ehrman currently serves as the Chief Executive Officer of the Partnership since his appointment to such position, effective October 1, 2022.

Because we have not used any financial or non-financial performance measures to link executive compensation actually paid to company performance, we have not included a graphical description of the relationship between CAP to our PEO and average CAP to our non-PEO NEOs and a Company-Selected Measure in accordance with Item 402(v)(5) of Regulation S-K.

Total Shareholder Return Amount	$ 354	477	409	342	199
Peer Group Total Shareholder Return Amount	406	445	319	305	183
Net Income (Loss)	$ 57,352,000	$ 92,449,000	$ 114,117,000	$ 130,607,000	$ 70,174,000
Company Selected Measure Amount	216	226	234	232	164
PEO Name						William Casey McManemin	Bradley J. Ehrman
William Casey McManemin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 115,200	$ 115,200	$ 115,200
PEO Actually Paid Compensation Amount	0	0	115,200	115,200	115,200
Bradley J. Ehrman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,633,680	1,759,072	1,591,010	927,277	0
PEO Actually Paid Compensation Amount	1,382,540	1,762,347	1,602,354	927,277	0
PEO | William Casey McManemin [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | William Casey McManemin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | William Casey McManemin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | William Casey McManemin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | William Casey McManemin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | William Casey McManemin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | William Casey McManemin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Bradley J. Ehrman [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(251,140)	3,275	11,344	0
PEO | Bradley J. Ehrman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	778,680	993,072	880,010	400,010
PEO | Bradley J. Ehrman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	402,480	480,952	451,349	0
PEO | Bradley J. Ehrman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(157,376)	14,180	0	0
PEO | Bradley J. Ehrman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	389,340	496,536	440,005	400,010
PEO | Bradley J. Ehrman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,905)	4,680	0	0
PEO | Bradley J. Ehrman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,993)	2,172	5,222	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	346,080	414,641	405,003	750,015	396,360
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,880	200,813	207,723	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,921)	6,526	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,040	207,321	202,502	750,015	396,360
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,913)	2,154	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0